INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
NOTE 15 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2019 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreement	Total
Useful life (years)	5	1 - 4	3
Cost
Values at beginning of year	36,957	10,896	586	48,439
Additions related to business combinations (note 25.12)	—	14,389	—	14,389
Additions from separate acquisitions	4,188	—	—	4,188
Additions from internal development	7,212	—	—	7,212
Disposals	(26)	—	—	(26)
Translation	(13)	—	—	(13)
Values at end of year	48,318	25,285	586	74,189

Amortization and impairment
Accumulated at beginning of year	26,179	9,896	586	36,661
Additions	8,589	1,124	—	9,713
Impairment loss recognised in profit or loss (note 4.6)	720	—	—	720
Disposals	(2)	—	—	(2)
Translation	(13)	—	—	(13)
Accumulated at end of year	35,473	11,020	586	47,079
Carrying amount	12,845	14,265	—	27,110

Intangible assets as of December 31, 2018 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreement	Total
Useful life (years)	5	1 - 4	3
Cost
Values at beginning of year	27,381	10,153	586	38,120
Additions related to business combinations (note 25.12)	—	173	—	173
Additions from separate acquisitions	3,480	—	—	3,480
Additions from internal development	6,104	—	—	6,104
Translation	(8)	570	—	562
Values at end of year	36,957	10,896	586	48,439

Amortization and impairment
Accumulated at beginning of year	17,325	8,844	586	26,755
Additions	8,556	757	—	9,313
Impairment loss recognised in profit or loss (note 4.6)	306	—	—	306
Translation	(8)	295	—	287
Accumulated at end of year	26,179	9,896	586	36,661
Carrying amount	10,778	1,000	—	11,778